DISCONTINUED OPERATIONS (Results of the discontinued operations) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 472,568,586			$ 849,331,555
Cost of revenues	(457,058,538)			(747,068,354)
Gross Profit	15,510,048			102,263,201
Operating (expenses)/income:
Selling and marketing	(24,259,869)			(46,914,631)
General and administrative	(32,341,022)			(44,629,891)
Research and development	(14,715,027)			(27,286,652)
Other income	8,776,633			3,771,645
Impairment loss of assets	0			(4,624,979)
Total operating expenses	(62,539,285)			(119,684,508)
Loss from operations	(47,029,237)			(17,421,307)
Interest income	1,144,135			2,349,791
Interest expenses	(25,518,288)			(32,097,477)
Exchange (loss)/gain	(7,095,061)			9,945,642
Gain/(loss) on derivatives	(1,284,379)			4,592,125
Loss from discontinued operations before income taxes	(79,782,830)	$ 0	$ (79,782,830)	(32,631,226)
Income tax (expense)/benefit, net	4,748,324	0	4,748,324	(2,161,507)
Income/(loss) from discontinued operations, net of tax	$ (75,034,506)	$ 0	$ 31,257,707	$ (34,792,733)